Income Tax Expense - Details of Temporary Differences, Unused Tax Loss Carryforwards and Unused Tax Credits Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 849,850	₩ 921,309
Unused tax credit carryforwards	3,705	4,092
Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	98,205	88,521
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	(233,234)	168,268
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	₩ 189,604	₩ 425,653